Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Employee Benefit Plans
Employee Benefit Plans
We maintain a 401(k) plan for full-time employees. We have historically made matching contributions up to an amount equal to three percent of the employee’s salary and may also make annual discretionary contributions. We temporarily suspended the Company’s matching program beginning in July 2009; however, a discretionary contribution was made at the end of 2010. The total expense recognized for this plan was $1.3 million, $1.6 million and $3.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

We make contributions to a contributory health and welfare plan as necessary to fund claims not covered by employee contributions. The total expense we recognized related to this plan was $10.4 million, $11.2 million and $9.6 million for 2010, 2009 and 2008, respectively. These expense amounts include estimates based upon the historical experience of claims incurred but not reported as of year-end.